Other comprehensive income - Items may be reclassified: debt and equity instruments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2018	Dec. 31, 2015
Financial assets at fair value through other comprehensive income [abstract]
Net revaluation gains/(losses)	€ 828			€ 1,253
Financial assets at fair value through comprehensive income	€ 118,420
Revaluation gains		€ 2,389	€ 2,108
Revaluation losses		(321)	(537)
Net revaluation gains/(losses)		2,068	1,571
Financial assets available-for-sale		133,271	116,774
Decrease in value of quoted equity instrument to be considered impaired (as a percent)	40.00%
Period of time of a continued fall in value of an equity instrument to be considered impaired (in months)	18 months
Impairment loss (reversal)	€ 8,986	9,259	9,626
Provision (reversal) due to modification of income statement			(25)
Government debt securities and debt instruments issued by central banks | SPAIN
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	326	660	610
Revaluation losses	(3)	(25)	(26)
Net revaluation gains/(losses)	323	635	584
Financial assets available-for-sale	38,550	48,217	32,729
Government debt securities and debt instruments issued by central banks | Rest of Europe
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	373	306	50
Revaluation losses	(55)	(24)	(170)
Net revaluation gains/(losses)	318	282	(120)
Financial assets available-for-sale	17,494	20,244	16,879
Government debt securities and debt instruments issued by central banks | Latin America and rest of the world
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	448	404	167
Revaluation losses	(117)	(129)	(163)
Net revaluation gains/(losses)	331	275	4
Financial assets available-for-sale	42,599	39,132	35,996
Private-sector debt securities
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains	37	90	117
Revaluation losses	(178)	(128)	(162)
Net revaluation gains/(losses)	(141)	(38)	(45)
Financial assets available-for-sale	19,777	20,888	25,683
Debt instruments asset
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through comprehensive income	116,819
Revaluation gains	1,184	1,460	944
Revaluation losses	(353)	(306)	(521)
Net revaluation gains/(losses)	831	1,154	423
Financial assets available-for-sale	118,420	128,481	111,287
Equity instruments
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains		929	1,164
Revaluation losses		(15)	(16)
Net revaluation gains/(losses)		914	1,148
Financial assets available-for-sale		4,790	5,487		€ 4,849
Domestic | SPAIN
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains		5	48
Revaluation losses		(2)	(5)
Net revaluation gains/(losses)		3	43
Financial assets available-for-sale		1,373	1,309
International | Rest of Europe
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains		166	284
Revaluation losses		(2)	(4)
Net revaluation gains/(losses)		164	280
Financial assets available-for-sale		979	1,016
International | Latin America and rest of the world
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains		744	811
Revaluation losses		(6)	(7)
Net revaluation gains/(losses)		738	804
Financial assets available-for-sale		1,878	2,390
International | UNITED STATES
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains		14	21
Revaluation losses		(5)
Net revaluation gains/(losses)		9	21
Financial assets available-for-sale		560	772
Listed
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains		828	999
Revaluation losses		(5)	(11)
Net revaluation gains/(losses)		823	988
Financial assets available-for-sale		2,900	3,200
Unlisted
Financial assets at fair value through other comprehensive income [abstract]
Revaluation gains		101	165
Revaluation losses		(10)	(5)
Net revaluation gains/(losses)		91	160
Financial assets available-for-sale		1,890	2,287
Financial assets at fair value through other comprehensive income, category
Financial assets at fair value through other comprehensive income [abstract]
Impairment loss (reversal)	1
Provision (reversal) due to modification of income statement	€ 1
Financial assets available for sale, category
Financial assets at fair value through other comprehensive income [abstract]
Impairment loss (reversal)		10	(11)
Financial assets available for sale, category | Equity instruments
Financial assets at fair value through other comprehensive income [abstract]
Provision (reversal) due to modification of income statement		€ 10	€ 14